NOTE 6 -RELATED PARTY LOANS AND OTHER TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Proceeds from loans payable - related parties	$ 9,750	$ 40,425
Interest Expense	88,012	103,146
Repayments of Related Party Debt	17,565	0
Loans payable - related parties	145,413	153,228
Principle
Interest Expense	12,354	14,970
Loans payable - related parties	145,413	153,228
Interest
Loans payable - related parties	$ 18,530	20,112
Related Parties
Debt Instrument, Interest Rate Terms	These loans accrue interest at the rate of 12% per annum, are due on demand and are not convertible into common stock of the Company
Loans payable - related parties	$ 145,413	153,228
Related Parties | Interest
Repayments of Related Party Debt	13,936	$ 15,500
Director 1
Operating Leases, Future Minimum Payments Due	500
Operating Lease, Expense	$ 6,000